-------------------------------------------------------------------------------

                              BRAMWELL GROWTH FUND

                    Average Annual Total Returns as of 6/30/00
           ----------------------------------------------------------

                             YTD   One Year  Five Years  Since Inception<F1>
                           ------  --------  ----------  -------------------
GROWTH FUND                 5.39%   22.53%     24.30%          24.50%
S&P 500/R STOCK INDEX<F2>  (0.42)    7.25      23.80           23.90



                                (PHOTO)
                       ELIZABETH R. BRAMWELL, CFA
                             President and
                        Chief Investment Officer

                     MORNINGSTAR OVERALL RATING/TM
                               (4 STARS)

                                 (logo)
                                Bramwell
                                 Funds

           For a Prospectus and an Investor Kit, please call

                             1-800-BRAMCAP
                             1-800-272-6227

                            745 Fifth Avenue
                        New York, New York 10151
                            www.bramwell.com

<F1> Inception 8/1/94. Average annual total returns are historical and include changes in share price and reinvested dividends and distributions. The annual expense ratio of the Fund is capped at 1.75% which for the years ended June 30, 1997 favorably affected performance. Past performance is no guarantee of future results. Investment returns and share values will fluctuate and you may have a gain or loss when shares are sold. The Prospectus contains more complete information, including fees and expenses. Read it carefully before you invest or send money.

<F2> The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

     Morningstar proprietary ratings reflect historical risk-adjusted performance as of 6/30/00 and are subject to change every month. Ratings are calculated from the Fund's 3-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. The Fund received 4 stars for the 3- and 5-year periods. The Fund was rated out of 3,642 and 2,328 domestic equity funds for the 3- and 5-year periods. The top ten percent of the funds in its broad asset class receive 5 stars and the next 22.5% receive 4 stars.

-------------------------------------------------------------------------------


                                    BRAMWELL
                                   FOCUS FUND

                        Investment Returns as of 6/30/00
           ----------------------------------------------------------

                                        YTD       Since Inception<F1>
                                     ---------    --------------------
FOCUS FUND                              2.68%             22.60%
S&P 500/R STOCK INDEX<F2>              (0.42)              7.58



                                (PHOTO)
                       ELIZABETH R. BRAMWELL, CFA
                             President and
                        Chief Investment Officer

                                 (logo)
                             Bramwell Funds

           For a Prospectus and an Investor Kit, please call
                             1-800-BRAMCAP
                             1-800-272-6227

                            745 Fifth Avenue
                        New York, New York 10151
                            www.bramwell.com

<F1> From 10/31/99. Performance is historical and is no guarantee of future results. The annual expense ratio of the Fund is capped at 1.75%. Investment returns and share value will fluctuate and you may have a gain or loss when shares are sold. The Prospectus contains more complete information, including fees and expenses. Please read it carefully before you invest or send money.

<F2> The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.



-------------------------------------------------------------------------------